ACQUISITIONS AND DROP DOWN TRANSACTIONS - Mountaineer Midstream (Details) $ in Thousands		12 Months Ended
	Jun. 21, 2013 USD ($) compressor_station	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill		$ 16,211	$ 265,062	$ 319,261
Contract intangibles
Business Acquisition [Line Items]
Useful lives		12 years 6 months	12 years 6 months
Mountaineer Midstream
Business Acquisition [Line Items]
Cost of acquired entity, purchase price	$ 210,000
Number of compressor stations acquired | compressor_station	2
Liabilities incurred for acquisition	$ 110,000
Cost of acquired entity, equity interests issued and issuable	100,000
Mountaineer Midstream revenues since acquisition				9,600
Mountaineer Midstream net income since acquisition				$ 2,300
Fair Values of Assets Acquired and Liabilities Assumed:
Property, plant, and equipment	163,661
Total assets acquired	193,789
Total liabilities assumed	0
Net identifiable assets acquired	193,789
Goodwill	16,211
Mountaineer Midstream | Gas gathering agreement contract intangibles
Fair Values of Assets Acquired and Liabilities Assumed:
Intangible assets	24,019
Mountaineer Midstream | Contract intangibles
Business Acquisition [Line Items]
Useful lives		13 years
Mountaineer Midstream | Rights-of-way
Fair Values of Assets Acquired and Liabilities Assumed:
Intangible assets	6,109
Mountaineer Midstream | Previously Reported
Fair Values of Assets Acquired and Liabilities Assumed:
Property, plant, and equipment	158,300
Goodwill	18,100
Mountaineer Midstream | Previously Reported | Contract intangibles
Fair Values of Assets Acquired and Liabilities Assumed:
Intangible assets	27,100
Mountaineer Midstream | Previously Reported | Rights-of-way
Fair Values of Assets Acquired and Liabilities Assumed:
Intangible assets	$ 6,500